EXCHANGE DIFFERENCE (Tables)	12 Months Ended
Dec. 31, 2023
EXCHANGE DIFFERENCE
Schedule of exchange differences

	01.01.2023	01.01.2022	01.01.2021
Description	12.31.2023	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$
Generated by suppliers	(26,366,916)	(11,285,363)	(2,531,489)
Generated by financial assets	12,348,172	5,404,210	(2,083,399)
Generated by financial liabilities	(3,310,906)	(5,132,722)	(1,084,654)
Other	113,520	(593,853)	191,231
Total	(17,216,130)	(11,607,728)	(5,508,311)